As filed with the Securities and Exchange Commission on October 10, 2014

  File No. 033-09504
  File No. 811-04878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933

  POST-EFFECTIVE AMENDMENT NO. 95

  AND

  REGISTRATION STATEMENT UNDER THE

  INVESTMENT COMPANY ACT OF 1940

  AMENDMENT NO. 97

  SEI INSTITUTIONAL MANAGED TRUST

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(610) 676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Copies to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on October 14, 2014 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  on [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate check the following box:

  ☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A for SEI Institutional Managed Trust (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until October 14, 2014, the effectiveness of Post-Effective Amendment No. 93 ("PEA No. 93"), which was filed with the Commission via EDGAR Accession No. 0001104659-14-059822 on August 12, 2014, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 93 by means of this filing, Parts A, B and C of PEA No. 93 are incorporated herein by reference.

PART A—PROSPECTUS

The Prospectus for the Trust's Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Large Cap Fund, U.S. Managed Volatility Fund, Mid-Cap Fund, Real Estate Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Fund, Tax-Managed Large Cap Fund, Tax-Managed Small/Mid Cap Fund, Global Managed Volatility Fund, Enhanced Income Fund, Tax-Managed Managed Volatility Fund, Real Return Fund, Multi-Strategy Alternative Fund is incorporated herein by reference to Part A of PEA No. 93.

The Prospectus for the Trust's Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund is incorporated herein by reference to Part A of PEA No. 93.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Trust's Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Large Cap Fund, U.S. Managed Volatility Fund, Mid-Cap Fund, Real Estate Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Fund, Tax-Managed Large Cap Fund, Tax-Managed Small/Mid Cap Fund, Global Managed Volatility Fund, Enhanced Income Fund, Tax-Managed Managed Volatility Fund, Real Return Fund, Multi-Strategy Alternative Fund is incorporated herein by reference to Part B of PEA No. 93.

The Statement of Additional Information for the Trust's Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund is incorporated herein by reference to Part B of PEA No. 93.

PART C—OTHER INFORMATION

The Part C for the Trust's Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Large Cap Fund, U.S. Managed Volatility Fund, Mid-Cap Fund, Real Estate Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Fund, Tax-Managed Large Cap Fund, Tax-Managed Small/Mid Cap Fund, Global Managed Volatility Fund, Enhanced Income Fund, Tax-Managed Managed Volatility Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund is incorporated herein by reference to the Part C of PEA No. 93.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 95 to Registration Statement No. 033-09504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 10th day of October, 2014

SEI INSTITUTIONAL MANAGED TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher
  Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	* William M. Doran	Trustee	October 10, 2014
	* George J. Sullivan, Jr.	Trustee	October 10, 2014
	* Nina Lesavoy	Trustee	October 10, 2014
	* James M. Williams	Trustee	October 10, 2014
	* Mitchell A. Johnson	Trustee	October 10, 2014
	* Hubert L. Harris, Jr.	Trustee	October 10, 2014
	/s/ ROBERT A. NESHER Robert A. Nesher	Trustee, President & Chief Executive Officer	October 10, 2014
	/s/ PETER A. RODRIGUEZ Peter A. Rodriguez	Controller & Chief Financial Officer	October 10, 2014
*By:	/s/ ROBERT A. NESHER
Robert A. Nesher Attorney-in-Fact